Business Combinations - Schedule of Summary of Fair Value of Consideration Transferred (Details) - ASP Acuren Acquisition $ in Thousands, € in Millions		3 Months Ended	12 Months Ended
	Jul. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Business Combination [Line Items]
Cash consideration	$ 1,870,000	$ 1,871,642	$ 1,871,642	€ 1,880
Equity consideration		4,000	4,000
Total estimated consideration	$ 1,880,000	1,875,642	1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		49,456	49,456
Accounts receivables, net		270,849	270,849
Prepaid and other current assets		9,302	9,302
Property, plant and equipment		199,760	199,760
Lease assets		27,530	27,530
Intangible assets		775,000	775,000
Other assets		13,674	13,674
Deferred tax assets		813	813
Accounts payable		(17,035)	(17,035)
Accrued expenses and other current liabilities		(76,446)	(76,446)
Deferred tax liabilities		(167,944)	(167,944)
Lease obligations		(54,900)	(54,900)
Other liabilities		(20,016)	(20,016)
Total identifiable net assets acquired		1,010,043	1,010,043
Goodwill		$ 865,599	$ 865,599